Trade and other payables - current	12 Months Ended
Oct. 31, 2021
Trade and other payables - current [Abstract]
Trade and other payables - current
17 Trade and other payables – current

	October 31, 2021	October 31, 2020
	$m	$m
Trade payables	80.9	71.5
Tax and social security	72.9	84.3
Accruals	359.2	347.7
	513.0	503.5

At October 31, 2021 and at October 31, 2020, the carrying amount approximates to the fair value. At October 31, 2021 accruals include vacation and payroll – $79.7 million (2020: $82.8 million), commission and employee bonuses - $133.1 million (2020: $90.5 million), integration and divestiture expenses - $6.6 million (2020: $30.1 million) and consulting and audit fees - $26.8 million (2020: $23.8 million).